Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of components of inventory	Components of inventory consisted of the following:

	December 31,
	2021	2020
Raw materials	$735	$521
Work-in-process	28	36
Finished goods	164	170

Total	$927	$727